Debt and Credit Agreements - Schedule of Outstanding Long-Term Debt (Detail) - CAD ($)			12 Months Ended
	Oct. 15, 2020	Aug. 20, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2020
Debt Instrument [Line Items]
Long-term debt, face amount			$ 13,558,000,000
Long-term debt, Total			13,571,000,000	$ 11,505,000,000
Add: Net unamortized debt premiums			10,000,000	12,000,000
Add: Unrealized mark-to-market loss (gain)			3,000,000	1,000,000
Less: Unamortized deferred debt issuance costs			(52,000,000)	(43,000,000)
Carrying Value			13,532,000,000	11,475,000,000
Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			12,995,000,000	11,345,000,000
Debt instrument maximum borrowing capacity					$ 4,000,000,000
Debt instrument unused borrowing capacity			2,800,000,000
Long-term debt issued			2,300,000,000	1,500,000,000
Loan repaid and redeemed			650,000,000	728,000,000
Hydro One Sault Ste. Marie LP [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			138,000,000	141,000,000
Long-term debt, market value			151,000,000	160,000,000
Long-term debt issued			0	0
Loan repaid and redeemed			3,000,000	2,000,000
4.40% Series 20 Notes Due 2020 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 0	$ 300,000,000
Long-term debt, interest rate			4.40%	4.40%
1.62% Series 33 Notes Due 2020 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 0	$ 350,000,000
Long-term debt, interest rate			1.62%	1.62%
1.84% Series 34 Notes Due 2021 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 500,000,000	$ 500,000,000
Long-term debt, interest rate			1.84%	1.84%
2.57% Series 39 Notes Due 2021 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 300,000,000	$ 300,000,000
Long-term debt, interest rate			2.57%	2.57%
3.20% Series 25 Notes Due 2022 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 600,000,000	$ 600,000,000
Long-term debt, interest rate			3.20%	3.20%
0.71% Series 48 Notes Due 2023 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 600,000,000	$ 0
Long-term debt, interest rate			0.71%
2.54% Series 42 Notes Due 2024 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 700,000,000	$ 700,000,000
Long-term debt, interest rate			2.54%	2.54%
1.76% Series 45 Notes Due 2025 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 400,000,000	$ 0
Long-term debt, interest rate			1.76%
2.97% Series 40 Notes Due 2025 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 350,000,000	$ 350,000,000
Long-term debt, interest rate			2.97%	2.97%
2.77% Series 35 Notes Due 2026 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 500,000,000	$ 500,000,000
Long-term debt, interest rate			2.77%	2.77%
3.02% Series 43 Notes Due 2029 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 550,000,000	$ 550,000,000
Long-term debt, interest rate			3.02%	3.02%
2.16% Series 46 Notes Due 2030 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 400,000,000	$ 0
Long-term debt, interest rate			2.16%
7.35% Debentures Due 2030 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 400,000,000	$ 400,000,000
Long-term debt, interest rate			7.35%	7.35%
1.69% Series 49 Notes Due 2031 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 400,000,000	$ 0
Long-term debt, interest rate			1.69%
6.93% Series 2 Notes Due 2032 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 500,000,000	$ 500,000,000
Long-term debt, interest rate			6.93%	6.93%
6.35% Series 4 Notes Due 2034 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 385,000,000	$ 385,000,000
Long-term debt, interest rate			6.35%	6.35%
5.36% Series 9 Notes Due 2036 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 600,000,000	$ 600,000,000
Long-term debt, interest rate			5.36%	5.36%
4.89% Series 12 Notes Due 2037 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 400,000,000	$ 400,000,000
Long-term debt, interest rate			4.89%	4.89%
6.03% Series 17 Notes Due 2039 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 300,000,000	$ 300,000,000
Long-term debt, interest rate			6.03%	6.03%
5.49% Series 18 Notes Due 2040 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 500,000,000	$ 500,000,000
Long-term debt, interest rate			5.49%	5.49%
4.39% Series 23 Notes Due 2041 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 300,000,000	$ 300,000,000
Long-term debt, interest rate			4.39%	4.39%
6.59% Series 5 Notes Due 2043 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 315,000,000	$ 315,000,000
Long-term debt, interest rate			6.59%	6.59%
4.59% Series 29 Notes Due 2043 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 435,000,000	$ 435,000,000
Long-term debt, interest rate			4.59%	4.59%
4.17% Series 32 Notes Due 2044 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 350,000,000	$ 350,000,000
Long-term debt, interest rate			4.17%	4.17%
5.00% Series 11 Notes Due 2046 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 325,000,000	$ 325,000,000
Long-term debt, interest rate			5.00%	5.00%
3.91% Series 36 Notes Due 2046 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 350,000,000	$ 350,000,000
Long-term debt, interest rate			3.91%	3.91%
3.72% Series 38 Notes Due 2047 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 450,000,000	$ 450,000,000
Long-term debt, interest rate			3.72%	3.72%
3.63% Series 41 Notes Due 2049 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 750,000,000	$ 750,000,000
Long-term debt, interest rate			3.63%	3.63%
2.71% Series 47 Notes Due 2050 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 500,000,000	$ 0
Long-term debt, interest rate			2.71%
3.64% Series 44 Notes Due 2050 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 250,000,000	$ 250,000,000
Long-term debt, interest rate			3.64%	3.64%
4.00% Series 24 Notes Due 2051 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 225,000,000	$ 225,000,000
Long-term debt, interest rate			4.00%	4.00%
3.79% Series 26 Notes Due 2062 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 310,000,000	$ 310,000,000
Long-term debt, interest rate			3.79%	3.79%
4.29% Series 30 Notes Due 2064 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 50,000,000	$ 50,000,000
Long-term debt, interest rate			4.29%	4.29%
Universal Base Shelf Prospectus [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 425,000,000	$ 0
Debt instrument maximum borrowing capacity		$ 2,000,000,000
Debt instrument unused borrowing capacity			1,575,000,000
Debt instrument term (in months)		25 months
1.41% Series 2020-1 Notes Due 2027 [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 425,000,000	$ 0
Long-term debt, interest rate			1.41%
Long-term debt issued	$ 425,000,000
6.6% Senior Secured Bonds due 2023 [Member] | Hydro One Sault Ste. Marie LP [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 102,000,000
Long-term debt, interest rate			6.60%	6.60%
Long-term debt, market value			$ 113,000,000	$ 121,000,000
4.6% Note Payable due 2023 [Member] | Hydro One Sault Ste. Marie LP [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			$ 36,000,000
Long-term debt, interest rate			4.60%	4.60%
Long-term debt, market value			$ 38,000,000	$ 39,000,000
$300 million of MTN Series 39 notes [Member]
Debt Instrument [Line Items]
Long-term debt, face amount			300,000,000
Carrying Value			303,000,000	301,000,000
$300 million of MTN Series 39 notes [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Hedged portion of debt				300,000,000
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Add: Unrealized mark-to-market loss (gain)			$ (3,000,000)	$ (1,000,000)